DUE FROM A RELATED PARTY (Details Narrative) - USD ($)				12 Months Ended
	Jun. 05, 2025	Mar. 31, 2025	Nov. 19, 2024	Jun. 02, 2026	Sep. 30, 2025	Jun. 02, 2025	Apr. 30, 2024	Mar. 31, 2024
Nova Pulsar Holdings Limited [Member]
Defined Benefit Plan Disclosure [Line Items]
Convertible debt							$ 69,764
Conversion price		$ 10.00
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Due from related party		$ 714,527
Common Class A [Member]
Defined Benefit Plan Disclosure [Line Items]
Ordinary shares issued upon conversion of promissort notes		1,900,000	1,900,000
Common Class A [Member] | Subsequent Event [Member]
Defined Benefit Plan Disclosure [Line Items]
Stock issued during period shares conversion of convertible securities	316,004
Common Class A [Member] | Nova Pulsar Holdings Limited [Member] | Subsequent Event [Member]
Defined Benefit Plan Disclosure [Line Items]
Stock issued during period shares conversion of convertible securities	316,004
Nova Pulsar Holdings Limited [Member]
Defined Benefit Plan Disclosure [Line Items]
Convertible debt					$ 575,000		$ 69,763	69,764
Conversion price					$ 10.00
Promissory note converted amount				$ 714,527
Due from related party		$ 714,527
Nova Pulsar Holdings Limited [Member] | Common Class A [Member]
Defined Benefit Plan Disclosure [Line Items]
Conversion price						$ 2.26113
Ordinary shares issuable upon conversion of promissort notes						316,004
Ordinary shares issued upon conversion of promissort notes	316,004